FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments
Balance as of January 1	$ 14,656
Investment in financial instruments	10,125	14,494
Gain from revaluation to fair value through profit or loss	219	162
Balance as of January 1	$ 25,000	$ 14,656